Trade receivables - Schedule of Movements in the Provision for Impairment of Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
At January 1,	$ 2,789	$ 2,724
At year end	2,524	2,789	$ 2,724
Impaired additional trade receivables		65	47
Trade receivables and contract assets
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
At January 1,	2,789	2,724	2,719
Charge for the year	0	65	47
Utilized amounts	(265)	0	0
Unutilised, allowance account for credit losses of financial assets [Abstract]		0	(42)
At year end	$ 2,524	$ 2,789	$ 2,724